QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.8%
COMMUNICATION SERVICES – 2.5%
Liberty Global PLC, Class A*	1,788	$48,491
Liberty Media Corp.-Liberty SiriusXM*	1,059	48,979
Nexstar Media Group, Inc., Class A	153	25,303
TEGNA, Inc.	973	18,837
		141,610
CONSUMER DISCRETIONARY – 8.2%
AutoNation, Inc.*	253	27,577
BorgWarner, Inc.	1,463	64,153
Century Communities, Inc.	172	11,326
Dick's Sporting Goods, Inc.	301	34,735
Foot Locker, Inc.	381	17,023
Group 1 Automotive, Inc.	116	19,698
Hyatt Hotels Corp., Class A*	164	15,024
Lennar Corp., Class A	1,037	99,666
MDC Holdings, Inc.	918	46,533
Meritage Homes Corp.*	203	20,712
Penske Automotive Group, Inc.	269	27,339
Rent-A-Center, Inc./TX	441	18,588
Skechers USA, Inc., Class A*	526	22,092
Toll Brothers, Inc.	397	23,411
Tri Pointe Homes, Inc.*	629	14,977
		462,854
CONSUMER STAPLES – 8.0%
Archer-Daniels-Midland Co.	1,884	141,300
Ingredion, Inc.	321	30,399
Kroger Co. (The)	2,369	103,265
Nomad Foods Ltd*	600	15,480
Sprouts Farmers Market, Inc.*	424	11,507
TreeHouse Foods, Inc.*	179	6,933
Tyson Foods, Inc., Class A	996	90,526
United Natural Foods, Inc.*	347	13,457
US Foods Holding Corp.*	1,175	41,430
		454,297
ENERGY – 14.9%
Cenovus Energy, Inc.	14,550	211,702
EOG Resources, Inc.	1,867	208,133
HollyFrontier Corp.	616	21,659
Marathon Petroleum Corp.	1,954	140,200
Phillips 66	1,387	117,604
Plains All American Pipeline LP	2,424	26,106
Plains GP Holdings LP, Class A*	910	10,492
Valero Energy Corp.	1,321	109,603
		845,499
FINANCIALS – 9.4%
Capital One Financial Corp.	1,358	199,259
Jefferies Financial Group, Inc.	779	28,543
Truist Financial Corp.	4,198	263,718
Valley National Bancorp	1,347	18,750
Victory Capital Holdings, Inc., Class A	331	10,814

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
White Mountains Insurance Group Ltd.	11	$11,451
		532,535
HEALTH CARE – 18.1%
Allscripts Healthcare Solutions, Inc.*	1,073	21,696
Bio-Rad Laboratories, Inc., Class A*	156	93,558
Centene Corp.*	2,040	158,630
Cigna Corp.	1,070	246,592
CVS Health Corp.	4,149	441,910
Lantheus Holdings, Inc.*	474	12,044
Myriad Genetics, Inc.*	333	8,755
OPKO Health, Inc.*	2,189	6,852
United Therapeutics Corp.*	202	40,778
		1,030,815
INDUSTRIALS – 20.8%
ABM Industries, Inc.	329	13,716
Acuity Brands, Inc.	168	32,177
Barnes Group, Inc.	283	12,783
Beacon Roofing Supply, Inc.*	386	21,180
Boise Cascade Co.	717	50,348
CACI International, Inc., Class A*	271	67,062
Colfax Corp.*	614	25,248
Encore Wire Corp.	175	19,721
EnPro Industries, Inc.	131	13,758
GMS, Inc.*	253	12,948
Hub Group, Inc., Class A*	449	33,998
Johnson Controls International PLC	2,549	185,236
ManpowerGroup, Inc.	256	26,847
ManTech International Corp./VA, Class A	299	21,600
Moog, Inc., Class A	521	39,721
nVent Electric PLC	530	18,333
Raytheon Technologies Corp.	4,806	433,453
Ryder System, Inc.	184	13,467
UniFirst Corp./MA	114	21,670
Univar Solutions, Inc.*	883	23,399
WESCO International, Inc.*	341	41,564
Westinghouse Air Brake Technologies Corp.	625	55,562
		1,183,791
INFORMATION TECHNOLOGY – 11.9%
Amkor Technology, Inc.	1,565	34,461
Arrow Electronics, Inc.*	384	47,616
Avnet, Inc.	662	26,718
Axcelis Technologies, Inc.*	351	21,976
Celestica, Inc.*	1,175	14,629
Dolby Laboratories, Inc., Class A	239	20,996
Insight Enterprises, Inc.*	170	16,006
Juniper Networks, Inc.	1,132	39,416
Knowles Corp.*	930	19,725
Kulicke & Soffa Industries, Inc.	697	38,119

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Onto Innovation, Inc.*	383	$35,060
Rambus, Inc.*	546	13,787
Sanmina Corp.*	716	27,079
TD SYNNEX Corp.	481	50,298
Vishay Intertechnology, Inc.	1,288	26,675
VMware, Inc., Class A	1,630	209,422
Xerox Holdings Corp.	1,718	36,267
		678,250
MATERIALS – 6.0%
Commercial Metals Co.	1,073	35,881
Element Solutions, Inc.	927	20,802
Greif, Inc., Class A	298	17,630
HB Fuller Co.	332	23,828
Huntsman Corp.	1,193	42,745
ICL Group Ltd.	4,705	42,580
Minerals Technologies, Inc.	130	9,096
Reliance Steel & Aluminum Co.	605	92,492
Summit Materials, Inc., Class A*	475	16,891
Westrock Co.	849	39,190
		341,135
TOTAL COMMON STOCKS
(Cost $5,533,118)		5,670,786

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	11,343	11,343
TOTAL SHORT TERM INVESTMENTS
(Cost $11,343)		11,343
TOTAL INVESTMENTS – 100.0%
(Cost $5,544,461)		5,682,129
Other Assets in Excess of Liabilities – (0.0)%		690
TOTAL NET ASSETS – 100.0%		$5,682,819

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.